Organization (Tables)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Schedule of Group’s Consolidated Subsidiaries
	Date of	Percentage of	Place of	Principal business
Name of the entity	incorporation	ownership	incorporation	activities
Subsidiaries
3e Network Technology Holdings Limited (“BVI 3e Holdings”)	October 8, 2018	100%	British Virgin Islands	Investment holding
3e Network Technology Company Limited (“HK 3e Network”)	August 30, 2018	100%	Hong Kong	Investment holding and sales and marketing
Maskmeta Limited (“Maskmeta”)	February 25, 2025	100%	Hong Kong	Investment holding and sales and marketing
Aurora Core Technology Oy(“Aurora”)	December 18, 2025	100%	Finland	Data center construction
Guangzhou 3e Network Technology Company Limited (“Guangzhou Sanyi Network”)（1）	May 26, 2017	100% (divested)	China	IT consulting and solutions service
Guangzhou 3E Network Technology Company Limited (“Guangzhou 3E Network”)（1）	January 17,2023	100% (divested)	China	IT consulting and solutions service

(1)	Full divestment of mainland China operating entities